FAIR VALUE MEASUREMENTS, Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements [Abstract]
Interest withdrawn from Trust Account	$ 0		$ 0	$ 0
Recurring [Member] | Level 1 [Member]
Assets [Abstract]
Marketable investments held in Trust Account - U.S. Treasury Securities Money Market Fund	34,831,528		175,110,029	175,089,531
Recurring [Member] | Level 1 [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant liabilities			6,028,013	0
Transfer of Public warrants to level 1		$ 5,778,750	6,028,013
Recurring [Member] | Level 2 [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant liabilities	1,336,013		6,028,013
Recurring [Member] | Level 3 [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant liabilities			0	14,403,750
Recurring [Member] | Level 3 [Member] | Private Placement Warrants [Member]
Liabilities [Abstract]
Warrant liabilities	$ 2,862,245		$ 12,609,407	$ 13,659,174